Schedule of Share-based Compensation, Restricted Stock Units Award Activity (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 1	85,144
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 2	11,187
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 3	5,439
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 4	7,321
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 5	90,583
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 6	18,508
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 1		259,173
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 2		122,375
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 3		18,110
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 4		62,035
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 5		277,283
Capital Stock Schedule Of Share-based Compensation, Restricted Stock Units Award Activity 6		184,410